Sales of corporate-owned centers	12 Months Ended
Dec. 26, 2020
EWC Ventures and its Subsidiaries [Member]
Sales of corporate-owned centers
3.	Sales of corporate-owned centers

In May 2019, the Company sold seven corporate-owned centers for an aggregate purchase price of $1,838. The assets sold had a negative carrying value, as the carrying value of the centers’ liabilities exceeded the carrying value of the assets. The difference between the consideration received and the carrying value of the net assets sold was $2,120, which was recognized as a gain in the Consolidated Statements of Operations and Comprehensive Loss. The Company had no sales of corporate-owned centers during the year ended December 26, 2020.